Related party transactions - Narrative (Details) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) t	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Glencore beneficial ownership				100.00%
Major customer, percentage revenue, net				10.00%
BHH impairment | $				$ 0	$ 11,584	$ 0
Glencore [Member]
Related Party Transaction [Line Items]
Glencore beneficial ownership	47.50%			47.50%
BHH [Member]
Related Party Transaction [Line Items]
Ownership percentage, equity method	40.00%			40.00%
BHH impairment | $			$ 11,584
Glencore [Member]
Related Party Transaction [Line Items]
Other forward delivery contracts to sell primary aluminum (in tonnes) | t				60,600
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Glencore [Member]
Related Party Transaction [Line Items]
Major customer, percentage revenue, net	77.00%	88.00%		89.00%
Commodity Contract [Member]
Related Party Transaction [Line Items]
Open position to offset fixed prices | t				9,531
Common stock [Member] | Glencore [Member]
Related Party Transaction [Line Items]
Glencore beneficial ownership	42.90%			42.90%